FIDELITY VIP PLUS

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA1

ANNUAL REPORT

DECEMBER 31, 2005

This is a copy of the annual report of the separate account in which your Monarch Life Insurance Company variable annuity contract invests. We take pride in our continued commitment to provide prompt, courteous service to our contract owners. For inquiries regarding your contract, please call our Annuity Service Center at 1-800-654-0050.

The investment results presented in this report are historical and are no indication of future performance.

Report of Independent Registered Public Accounting Firm

To the Receiver of Monarch Life Insurance Company

and Contract Owners of Separate Account VA1 of Monarch Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the Divisions constituting the Separate Account VA1 of Monarch Life Insurance Company at December 31, 2005 and 2004, and the results of their operations and changes in each of their net assets for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Monarch Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 21, 2006

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA1

STATEMENT OF NET ASSETS AT DECEMBER 31, 2005

	Cost	Shares	Market Value
ASSETS
Investment in Variable Insurance Products Fund and Fund II:
Money Market Portfolio	$113,127	113,127	$113,127
Investment Grade Bond Portfolio	67,693	5,295	67,566
Equity-Income Portfolio	378,847	16,594	422,979
Growth Portfolio	161,463	4,422	149,019
Asset Manager Portfolio	44,159	3,153	47,426
Overseas Portfolio	55,456	3,232	66,603

Total Invested Assets	$820,745		866,720

LIABILITIES
Total Liabilities			—

Net Assets			$866,720

The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA1

STATEMENT OF NET ASSETS AT DECEMBER 31, 2004

	Cost	Shares	Market Value
ASSETS
Investment in Variable Insurance Products Fund and Fund II:
Money Market Portfolio	$134,217	134,217	$134,217
Investment Grade Bond Portfolio	64,413	5,040	66,778
Equity-Income Portfolio	362,205	15,907	403,550
Growth Portfolio	162,592	4,444	142,265
Asset Manager Portfolio	98,690	6,491	96,398
Overseas Portfolio	55,572	3,225	56,508

Total Invested Assets	$877,689		899,716

LIABILITIES
Pending Trades			4

Total Liabilities			4

Net Assets			$899,712

The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA1

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005

	Total	Money Market Division	Investment Grade Bond Division	Equity- Income Division	Growth Division	Asset Manager Division	Overseas Division
Investment Income:
Dividends	$16,230	$3,787	$2,417	$6,437	$688	$2,530	$371
Expenses:
Risk Charges and Administrative Expenses	(8,494)	(1,279)	(669)	(4,026)	(1,410)	(533)	(577)

Net Investment Income (Loss)	7,736	2,508	1,748	2,411	(722)	1,997	(206)

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	(6,840)	—	72	93	(405)	(6,401)	(199)
Net Unrealized Gains (Losses)	23,949	—	(2,493)	2,786	7,884	5,560	10,212
Capital Gain Distributions	15,927	—	1,460	14,145	0	32	290

Net Gains (Losses)	33,036	—	(961)	17,024	7,479	(809)	10,303

Net Increase in Net Assets Resulting from Operations	40,772	2,508	787	19,435	6,757	1,188	10,097

Transfers Due to Terminations	(73,764)	(23,598)	—	(4)	(2)	(50,159)	(1)

Net Decrease in Net Assets Resulting from Principal Transactions	(73,764)	(23,598)	—	(4)	(2)	(50,159)	(1)

Total Increase (Decrease) in Net Assets	(32,992)	(21,090)	787	19,431	6,755	(48,971)	10,096
Net Assets - Beginning of Year	899,712	134,217	66,779	403,548	142,264	96,397	56,507

Net Assets - End of Year	$866,720	$113,127	$67,566	$422,979	$149,019	$47,426	$66,603

The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA1

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2004

	Total	Money Market Division	Investment Grade Bond Division	Equity- Income Division	Growth Division	Asset Manager Division	Overseas Division
Investment Income:
Dividends	$15,222	$1,718	$2,695	$5,673	$397	$4,081	$658
Expenses:
Risk Charges and Administrative Expenses	(9,376)	(1,444)	(654)	(3,735)	(1,510)	(1,458)	(575)

Net Investment Income (Loss)	5,846	274	2,041	1,938	(1,113)	2,623	83

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	(20,098)	—	84	(58)	(5,067)	(11,724)	(3,333)
Net Unrealized Gains (Losses)	67,424	—	(1,857)	34,848	9,613	14,610	10,210
Capital Gain Distributions	3,293	—	1,938	1,355	—	—	—

Net Gains	50,619	—	165	36,145	4,546	2,886	6,877

Net Increase in Net Assets Resulting from Operations	56,465	274	2,206	38,083	3,433	5,509	6,960

Transfers Due to Terminations	(158,121)	(74,782)	—	—	(15,321)	(60,512)	(7,506)

Net Decrease in Net Assets Resulting from Principal Transactions	(158,121)	(74,782)	—	—	(15,321)	(60,512)	(7,506)

Total Increase (Decrease) in Net Assets	(101,656)	(74,508)	2,206	38,083	(11,888)	(55,003)	(546)
Net Assets - Beginning of Year	1,001,368	208,725	64,573	365,465	154,152	151,400	57,053

Net Assets - End of Year	$899,712	$134,217	$66,779	$403,548	$142,264	$96,397	$56,507

The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA1

NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION

Monarch Life Insurance Company Separate Account VA1 (the Account), is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as, The Fidelity Variable Account II of Monarch Life Insurance Company, a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act) and is currently comprised of six investment divisions. Four investment divisions of the Account are invested solely in the shares of four corresponding portfolios of the Variable Insurance Products Fund and the remaining two investment divisions are invested solely in the shares of two corresponding portfolios of the Variable Insurance Products Fund II (the Funds), both are open-end management investment companies registered under the 1940 Act. The Funds’ investment advisor is Fidelity Management & Research Company.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life’s surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some insurance departments have either suspended Monarch Life’s certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life’s certificate of authority has been revoked or not renewed by the insurance departments of the states of Alaska (2004), Hawaii (1995), Idaho (1998), Kentucky (1995), Louisiana (1994), Michigan (1995), Missouri (1994), Nevada (1997), Utah (2005), Washington (2000), and Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance policies, variable life insurance policies, and annuity contracts. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life and Regal Re. The Account cannot be charged with liabilities arising out of any other business of Monarch Life or Regal Re and is held for the exclusive benefit of the contract owners participating in the Account.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States of America.

INVESTMENTS: The investments in shares of the Funds are stated at market value, which is the net asset value per share of the respective portfolios of the Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of shares redeemed is determined on the first-in, first-out method.

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA1

NOTES TO FINANCIAL STATEMENTS

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES (Continued)

Dividend income and capital gain distributions received from the Funds are reinvested in additional shares of the Funds and are recorded by the Account on the ex-dividend date.

FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life, which is taxed as a life insurance company. Under existing federal income tax law, Monarch Life anticipates no tax liability resulting from the operations of the Account.

NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Funds by the Account for the year ended December 31, 2005 are shown below:

	Purchases	Sales
Money Market Portfolio	$3,789	$24,879
Investment Grade Bond Portfolio	3,877	670
Equity Income Portfolio	20,585	4,035
Growth Portfolio	690	1,415
Asset Manager Portfolio	2,562	50,692
Overseas Portfolio	661	579

Totals	$32,164	$82,270

NOTE 4-EXPENSES

Monarch Life assumes mortality and expense risks and administrative expenses related to the operations of the Account. Monarch Life deducts a daily charge from the assets of the Account to cover these risks. This charge is, on an annual basis, equal to a rate of 1.0% (0.85% for mortality and expense risks and 0.15% for administrative charges) of the daily net assets of the Account.

NOTE 5-CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2005 are shown below:

	Issued	Redeemed	Net Decrease
Money Market Division	—	1,462	(1,462)
Investment Grade Bond Division	—	—	—
Equity Income Division	—	—	—
Growth Division	—	—	—
Asset Manager Division	—	1,678	(1,678)
Overseas Division	—	—	—

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA1

NOTES TO FINANCIAL STATEMENTS

NOTE 6-CONTRACT CHARGES

An annual contract maintenance charge of $30 may be assessed annually by Monarch Life during a contract’s accumulation period.

Premium tax may be assessed to a contract. Premium taxes (if any) vary from state to state, are primarily calculated on premium amounts, and range from 0.5% to 3.0%.

Withdrawal charges may be assessed to a contract if withdrawals are made in excess of certain amounts or are made in certain years. Withdrawal charges (if any) range from 1% to 5% of the amount withdrawn and the cumulative total of all withdrawal charges is guaranteed never to exceed 5% of a contract’s total purchase payments.

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA1

NOTES TO FINANCIAL STATEMENTS

NOTE 7-CONTRACT OWNERS’ ACCUMULATION VALUES

Contract owners’ accumulation values for 2005, 2004, 2003, 2002, and 2001 consist of the following:

	At December 31,			For the year ended December 31,
	Accumulation Units	Accumulation Unit Value	Accumulation Value	Investment Income Ratio*	Expenses as a % of Average Accumulation Value**	Total Return***
2005
Money Market Division	6,952	$16.27	$113,127	2.97%	1.00%	2.01%
Investment Grade Bond Division	2,745	24.61	67,565	3.60%	1.00%	1.15%
Equity Income Division	9,001	46.99	422,978	1.59%	1.00%	4.82%
Growth Division	3,870	38.50	149,020	0.49%	1.00%	4.73%
Asset Manager Division	1,535	30.91	47,428	5.05%	1.00%	3.03%
Overseas Division	3,038	21.93	66,603	0.64%	1.00%	17.90%
2004
Money Market Division	8,414	$15.95	$134,217	1.21%	1.00%	0.19%
Investment Grade Bond Division	2,745	24.33	66,779	4.11%	1.00%	3.44%
Equity Income Division	9,001	44.83	403,548	1.51%	1.00%	10.42%
Growth Division	3,870	36.76	142,264	0.26%	1.00%	2.37%
Asset Manager Division	3,213	30.00	96,397	2.87%	1.00%	4.42%
Overseas Division	3,038	18.60	56,507	1.14%	1.00%	12.45%
2003
Money Market Division	13,112	$15.92	$208,725	1.01%	1.00%	0.00%
Investment Grade Bond Division	2,745	23.52	64,573	4.73%	1.00%	4.12%
Equity Income Division	9,001	40.60	365,465	2.30%	1.00%	29.01%
Growth Division	4,292	35.91	154,151	0.42%	1.00%	31.54%
Asset Manager Division	5,269	28.73	151,399	4.04%	1.00%	16.79%
Overseas Division	3,454	16.54	57,053	1.04%	1.00%	41.97%
2002
Money Market Division	18,037	$15.92	$287,157	1.70%	1.00%	0.70%
Investment Grade Bond Division	4,693	22.59	105,985	6.06%	1.00%	9.29%
Equity Income Division	20,813	31.47	654,867	1.98%	1.00%	(17.77%)
Growth Division	39,125	27.30	1,068,314	0.27%	1.00%	(30.87%)
Asset Manager Division	9,277	24.60	228,216	3.98%	1.00%	(9.63%)
High Income Division	2,445	20.02	48,961	10.62%	1.00%	2.40%
Overseas Division	10,804	11.65	125,823	0.79%	1.00%	(21.07%)
2001
Money Market Division	21,516	$15.81	$340,221	3.97%	1.00%	3.15%
Investment Grade Bond Division	11,057	20.67	228,597	5.23%	1.00%	7.38%
Equity Income Division	28,123	38.27	1,076,194	1.79%	1.00%	(5.91%)
Growth Division	44,525	39.49	1,756,903	0.08%	1.00%	(18.47%)
Asset Manager Division	9,616	27.22	261,773	6.13%	1.00%	(5.05%)
High Income Division	2,445	19.55	47,816	12.95%	1.00%	(12.62%)
Overseas Division	10,806	14.76	159,491	5.43%	1.00%	(21.96%)

*	These ratios represent dividends received by the Account’s divisions from the underlying investments, divided by the respective division’s average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions to the Account’s unit values. The recognition of investment income by the Account’s divisions is affected by the timing of the declaration of dividends by the underlying investments.

MONARCH LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA1

NOTES TO FINANCIAL STATEMENTS

NOTE 7-CONTRACT OWNERS’ ACCUMULATION VALUES (Continued)

**	These ratios represent the expenses of the Account (consisting primarily of mortality and expense risk charges) which result in a direct reduction to the Account’s unit values. Expenses of the underlying investments and any charges made directly to a contract (through the redemption of units) are excluded.

***	These ratios represent the total return of the Account’s divisions. The ratios include changes in the values of the underlying investments and deductions for items included in the expense ratios. The ratios do not include any contract charges; inclusion of these amounts in the calculations would result in reductions in the ratios.

NOTE 8-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Funds, that the Account satisfies the current requirements of the regulations.

NOTE 9-PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the contracts maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

50647 2/06